Shareholder Report, Holdings (Details)_1	Jun. 30, 2024
Class A | Equity Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class A | Primis Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class A | Business First Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | USCB Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | First Bancshares, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Byline Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A | Veritex Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Origin Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A | VersaBank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Class A | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Class A | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Equity Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class C | Primis Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class C | Business First Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class C | USCB Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C | First Bancshares, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Byline Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C | Veritex Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C | Origin Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C | VersaBank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Class C | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Class C | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Equity Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class I | Primis Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class I | Business First Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I | USCB Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I | First Bancshares, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | Byline Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I | Veritex Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Origin Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | VersaBank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Class I | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Class I | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%